Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment
15	PROPERTY, PLANT AND EQUIPMENT

Year Ended December 31, 2019	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	237,038	2,113,366	1,102,423	27,911	34,080	226,623	3,741,441
Additions	1,330	5,990	6,111	1,325	752	283,170	298,678
Transfers	21,265	174,749	52,449	—	1,234	(249,697)	—
Disposals or write offs	(7,605)	(40,253)	(7,528)	(2,096)	(549)	(8,900)	(66,931)
Currency translation differences	146	7,351	161	8	638	4,106	12,410

At end of the year	252,174	2,261,203	1,153,616	27,148	36,155	255,302	3,985,598

Accumulated depreciation and impairment
At beginning of the year	(100,767)	(1,312,907)	(570,120)	(20,276)	(21,714)	(6,269)	(2,032,053)
Charge for the year and others	(11,402)	(128,859)	(50,360)	(1,386)	(1,365)	—	(193,372)
Impairment charge	(237)	(11,562)	(1,159)	(4)	(38)	(419)	(13,419)
Disposals or write offs or transfers	4,532	28,241	5,945	1,724	436	491	41,369
Currency translation differences	(69)	(4,302)	(76)	(5)	(411)	(36)	(4,899)

At end of the year	(107,943)	(1,429,389)	(615,770)	(19,947)	(23,092)	(6,233)	(2,202,374)

Net book value
At end of the year	144,231	831,814	537,846	7,201	13,063	249,069	1,783,224

Year Ended December 31, 2018	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	227,008	2,011,329	1,068,598	28,990	32,631	199,873	3,568,429
Additions	655	10,217	3,586	1,113	649	238,821	255,041
Transfers	15,880	146,012	42,324	—	1,539	(205,755)	—
Disposals or write offs	(6,415)	(57,281)	(12,458)	(2,184)	(506)	(8,579)	(87,423)
Currency translation differences	(90)	3,089	373	(8)	(233)	2,263	5,394

At end of the year	237,038	2,113,366	1,102,423	27,911	34,080	226,623	3,741,441

Accumulated depreciation and impairment
At beginning of the year	(94,160)	(1,199,741)	(526,441)	(20,296)	(18,230)	(3,007)	(1,861,875)
Charge for the year and others	(10,021)	(131,023)	(49,642)	(1,629)	(1,875)	—	(194,190)
Impairment charge	(759)	(19,856)	(3,937)	(37)	(2,066)	(3,270)	(29,925)
Disposals or write offs or transfers	4,095	42,218	9,952	1,676	358	55	58,354
Currency translation differences	78	(4,505)	(52)	10	99	(47)	(4,417)

At end of the year	(100,767)	(1,312,907)	(570,120)	(20,276)	(21,714)	(6,269)	(2,032,053)

Net book value
At end of the year	136,271	800,459	532,303	7,635	12,366	220,354	1,709,388

The Group’s exploration and production segment determines whether there are any indications of impairment for the oil blocks according to the Group’s guidance of identification of impairment indications for oil and gas properties, performs the impairment tests on those oil blocks with indications of impairment, and reports the results to the Group’s internal professional team (including operation and finance team) for further overall assessment and evaluation. The final results of the impairment tests have been submitted to the Group’s management for review and approval. The Group recorded impairment losses amounting to RMB 11,562 related to oil and gas properties under the exploration and production segment for the year ended December 31, 2019 (2018: RMB 19,856 and RMB 2,904 related to oil and gas properties and construction in progress respectively under the exploration and production segment, 2017: RMB 3,961 related to oil and gas properties under the exploration and production segment) due to the decline of oil and gas reserves, the higher production costs and significant drop in the economic benefits of certain oil blocks at the late stage of production. The carrying amount of those impaired oil and gas properties was written down to their respective recoverable amounts, which were determined based on the present values of the expected future cash flows of the assets. The Group referred to the weighted average cost of capital of the oil and gas industry when determining discount rate, and made relevant adjustments according to specific risks in different countries or regions. In 2019, the after-tax discount rates adopted by most oil blocks of the Group ranged 6.4
%
to 15.4
%
(2018: 7.3% to 11.5%, 2017: 7.6% to 11.0%).
The Group recorded impairment losses amounting to RMB 1,159 for the year ended December 31, 2019 (2018: RMB 3,937, 2017: RMB 10,300
)
mainly related to assets in refining and chemicals segment and natural gas and pipeline segment. Some of the refinery facilities are out of service due to environmental protection requirements, technical upgrading and other reasons, and some of the LNG assets in natural gas and pipeline segment have high operating costs and poor efficiency, which leads to the provision for impairment. The carrying amount of these assets has been reduced to the recoverable amount.

The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
	RMB	RMB	RMB
At beginning of the year	26,905	22,843	21,421
Additions to capitalized exploratory well costs pending the determination of proved reserves	35,098	28,045	25,165
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(17,002)	(15,404)	(14,288)
Capitalized exploratory well costs charged to expense	(8,900)	(8,579)	(9,455)

At end of the year	36,101	26,905	22,843

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2019	December 31, 2018
	RMB	RMB
One year or less	23,924	17,542
Over one year	12,177	9,363

Balance at December 31	36,101	26,905

Capitalized exploratory well costs over one year are principally related to wells that are under further evaluation of drilling results or pending completion of development planning to ascertain economic viability.